Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements, Nonrecurring Value Measurement [Abstract]
Schedule of Non-Financial Assets

The following table presents the Company’s non-financial assets accounted for at fair value on a recurring basis as of December 31, 2024, by level within the fair value hierarchy (dollars in thousands):

Description	Amount	Level 1	Level 2	Level 3
Assets
Digital Assets	129,940	129,940	-	-
Digital asset collateral receivable	60,396	60,396	-	-

Liabilities
Obligation to return collateral digital assets	21,436	21,436	-	-